Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2014
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	As of September 30,
	2014	2013
	US$(’000)	US$(’000)

Accounts receivable, gross	$5,205	$4,795
Less: allowance for doubtful accounts	(395)	(527)
Accounts receivable, net	4,810	4,268

Notes receivable	-	228

Total Accounts and Notes Receivable	$4,810	$4,496

Schedule Of Allowance For Doubtful Accounts Receivable [Table Text Block]
An analysis of allowance for the doubtful accounts is as follows:

	As of September 30,
	2014	2013
	US$(’000)	US$(’000)

Balance at the beginning of the year	$(527)	$-
Bad debt expense		(527)
Write offs	132	-

Balance at the end of the year	$(395)	$(527)